Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2014
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Supplement [Text Block]	jhfii_SupplementTextBlock

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Absolute Return Currency Fund

(formerly John Hancock Currency Strategies Fund)

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.88
Other expenses[1]	0.65
Total annual fund operating expenses	1.53
Contractual expense reimbursement[2]	–0.61
Total annual fund operating expenses after expense reimbursements	0.92

[1] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.05% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	94
3 years	424
5 years	776
10 years	1,772

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Global Absolute Return Strategies Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.20
Other expenses[1]	0.32
Total annual fund operating expenses	1.52
Contractual expense reimbursement[2]	–0.21
Total annual fund operating expenses after expense reimbursements	1.31

[1] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	133
3 years	460
5 years	809
10 years	1,795

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Alternative Asset Allocation Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.21
Other expenses	1.21
Acquired fund fee and expenses[1]	1.05
Total annual fund operating expenses[2]	2.47
Contractual expense reimbursement[3,4,5]	–1.16
Total annual fund operating expenses after expense reimbursements	1.31

[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

[5] The advisor has contractually agreed to limit "Expenses" of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	133
3 years	659
5 years	1,211
10 years	2,718

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Emerging Markets Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.95
Other expenses	16.04
Total annual fund operating expenses	16.99
Contractual expense reimbursement[1]	–15.91
Total annual fund operating expenses after expense reimbursements	1.08

[1] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.22% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	110
3 years	3,231
5 years	5,648
10 years	9,567

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Floating Rate Income Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.68
Other expenses[1]	0.49
Total annual fund operating expenses	1.17
Contractual expense reimbursement[2]	–0.46
Total annual fund operating expenses after expense reimbursements	0.71

[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.81% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	73
3 years	326
5 years	599
10 years	1,379

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Natural Resources Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.00
Other expenses	15.18
Total annual fund operating expenses	16.18
Contractual expense reimbursement[1,2]	–15.10
Total annual fund operating expenses after expense reimbursements	1.08

[1] The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	110
3 years	3,108
5 years	5,472
10 years	9,424

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Small Cap Value Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.04
Other expenses[1]	0.18
Acquired fund fees and expenses[2]	0.04
Total annual fund operating expenses	1.26
Contractual expense reimbursement[3]	–0.11
Total annual fund operating expenses after expense reimbursements	1.15

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that "Expenses" of Class R6 shares exceed 1.20% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the "Class Expense Limitation"), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	117
3 years	389

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Strategic Income Opportunities Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.65
Other expenses	5.80
Acquired fund fees and expenses[1]	0.01
Total annual fund operating expenses[2]	6.46
Contractual expense reimbursement[3]	–5.74
Total annual fund operating expenses after expense reimbursements	0.72

[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's anticipated investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.83% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	74
3 years	1,401
5 years	2,690
10 years	5,752

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 Prospectus

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

As of February 1, 2014, John Hancock Advisers, LLC, the funds' advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the funds described below in order to reduce the expenses of Class R6 shares of the funds.

Lifestyle Aggressive Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.05
Other expenses	2.52
Acquired fund fees and expenses[1]	0.92
Total annual fund operating expenses[2]	3.49
Contractual expense reimbursement[3]	–2.50
Total annual fund operating expenses after expense reimbursements	0.99

[1] "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	101
3 years	838
5 years	1,597
10 years	3,599

Lifestyle Balanced Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	1.11
Acquired fund fees and expenses[1]	0.85
Total annual fund operating expenses[2]	2.00
Contractual expense reimbursement[3]	–1.09
Total annual fund operating expenses after expense reimbursements	0.91

[1] "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	93
3 years	522
5 years	977
10 years	2,240

Lifestyle Growth Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	2.19
Acquired fund fees and expenses[1]	0.88
Total annual fund operating expenses[2]	3.11
Contractual expense reimbursement[3]	–2.17
Total annual fund operating expenses after expense reimbursements	0.94

[1] "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	96
3 years	755
5 years	1,440
10 years	3,268

Lifestyle Moderate Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	4.75
Acquired fund fees and expenses[1]	0.80
Total annual fund operating expenses[2]	5.59
Contractual expense reimbursement[3]	–4.73
Total annual fund operating expenses after expense reimbursements	0.86

[1] "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[2] The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	88
3 years	1,245
5 years	2,389
10 years	5,190

Lifestyle Conservative Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	2.46
Acquired fund fees and expenses[1]	0.76
Total annual fund operating expenses[2]	3.26
Contractual expense reimbursement[3]	–2.44
Total annual fund operating expenses after expense reimbursements	0.82

[1] "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	84
3 years	775
5 years	1,490
10 years	3,390

| (Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund))
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
| (Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund)) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,772
| (Global Absolute Return Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
| (Global Absolute Return Strategies Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.20%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
| (Alternative Asset Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
| (Alternative Asset Allocation Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	1.21%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[17],[18],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,718
| (Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
| (Emerging Markets Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	16.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.91%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,648
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,567
| (Floating Rate Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
| (Floating Rate Income Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Other expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[16]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,379
| (Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
| (Natural Resources Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.10%)	[11],[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,108
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,424
| (Small Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
| (Small Cap Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.04%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	389
| (Strategic Income Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
| (Strategic Income Opportunities Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	5.80%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.46%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.74%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,752
| (Lifestyle Aggressive Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
| (Lifestyle Aggressive Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	2.52%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.49%	[7]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.50%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,599
| (Lifestyle Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
| (Lifestyle Balanced Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	1.11%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%	[7]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	522
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	977
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
| (Lifestyle Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
| (Lifestyle Growth Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	2.19%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.11%	[7]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.17%)	[10]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,268
| (Lifestyle Moderate Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
| (Lifestyle Moderate Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	4.75%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.59%	[7]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,190
| (Lifestyle Conservative Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
| (Lifestyle Conservative Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	2.46%
Acquired fund fee and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.26%	[7]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.44%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,390
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[3]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[4]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[5]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[6]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's anticipated investments in underlying investment companies.
[7]	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[8]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[9]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[10]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[11]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[12]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that "Expenses" of Class R6 shares exceed 1.20% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the "Class Expense Limitation"), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[14]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.83% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[15]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.22% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[16]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.81% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[17]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The advisor has contractually agreed to limit "Expenses" of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[19]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[20]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.05% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[21]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.